N-4	May 08, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	May 08, 2026
Amendment Flag	false
Monument Advisor Contract No. JNL-2300
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
American Funds Insurance Series® - International Fund: Class 4	American Funds Insurance Series® - EUPAC Fund: Class 4
American Funds Insurance Series – Managed Risk International Fund: Class P2	American Funds Insurance Series® - Managed Risk EUPAC Fund: Class P2

Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - EUPAC Fund Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - EUPAC Fund: Class 4
Monument Advisor Contract No. JNL-2300 | American Funds Insurance Series® - Managed Risk EUPAC Fund Class P2
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Managed Risk EUPAC Fund: Class P2